UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Aspiration Funds
 (Exact name of registrant as specified in charter)

4640 Admiralty Way
Marina Del Rey, CA 90292
(Address of principal executive offices)

Katherine M. Honey
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

With a copy to:
Mark Perlow
 Dechert LLP
One Bush Street, Suite 1600
 San Francisco, CA 94104

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS

Aspiration Flagship Fund

Schedule of Investments
(Unaudited)

As of June 30, 2015
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 36.83%
*	Credit Suisse X-Links Long/Short Equity ETNs	5,650	$144,696
	ETRACS Wells Fargo MLP Index ETN	1,725	54,424
	Horizons S&P 500 Covered Call ETF	1,037	46,668
	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	9,143	270,450
*	IQ Merger Arbitrage ETF	2,189	62,846
	IQ US Real Estate Small Cap ETF	603	15,214
	iShares Core U.S. Aggregate Bond ETF	749	81,476
	iShares Russell 2000 ETF	521	65,042
	iShares Russell 2000 Growth ETF	427	66,006
	iShares TIPS Bond ETF	711	79,668
*	PureFunds ISE Cyber Security ETF	1,326	41,835
	SPDR Dow Jones Global Real Estate ETF	978	44,812
	SPDR S&P 500 ETF Trust	757	155,859
	Vanguard FTSE Europe ETF	282	15,222
	WisdomTree Europe Hedged Equity Fund	1,960	120,716
*	WisdomTree Managed Futures Strategy Fund	2,511	107,195

	Total Exchange-Traded Products (Cost $1,402,312)		1,372,129

OPEN-END FUNDS - 54.09%
	AQR Managed Futures Strategy Fund	23,251	245,993
	BlackRock Strategic Income Opportunities Portfolio	7,787	78,494
	Boston Partners Global Long/Short Fund	6,333	67,515
	Boston Partners Long/Short Research Fund	6,901	107,029
	Deutsche Select Alternative Allocation Fund	2,560	28,183
*	Diamond Hill Long-Short Fund	2,119	51,791
*	Eaton Vance Hedged Stock Fund	3,087	26,089
	Financial Investors Trust - Listed Private Equity Fund	8,699	62,108
	FPA New Income, Inc.	1,864	18,899
*	Gabelli Enterprise Mergers and Acquisitions Fund	11,360	158,807
	Glenmede Secured Options Portfolio	8,002	98,269
	Highland Long/Short Equity Fund	4,864	60,073
	Highland Long/Short Healthcare Fund	3,228	53,749
	Iron Strategic Income Fund	4,461	48,446
	Ironclad Managed Risk Fund	13,603	152,223
	KCM Macro Trends Fund	5,504	70,615
	Litman Gregory Masters Alternative Strategies Fund	14,611	167,737
	MainStay Unconstrained Bond Fund	8,431	76,048
	MFS Global Alternative Strategy Fund	14,159	153,195
	PIMCO EqS Long/Short Fund	4,076	49,194
	PIMCO Unconstrained Bond Fund	3,837	42,749
	RiverPark/Gargoyle Hedged Value Fund	10,153	140,515
	The Merger Fund	3,661	57,511

	Total Open-End Funds (Cost $2,024,656)		2,015,232
			(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 5.56%
§	Fidelity Institutional Government Portfolio, 0.01%	207,256	207,256

Total Short-Term Investment (Cost $207,256)			207,256

Total Value of Investments (Cost $3,634,224) - 96.48%			$3,594,617

Other Assets Less Liabilities - 3.52%			131,076

Net Assets - 100%			$3,725,693

* Non-income producing investment
§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	36.83%	$1,372,129
Open-End Funds	54.09%	2,015,232
Short-Term Investment	5.56%	207,256
Other Assets Less Liabilities	3.52%	131,076
Total	100.00%	$3,725,693

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$24,126
Aggregate gross unrealized depreciation			(63,733)

Net unrealized depreciation			$(39,607)

			(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$1,372,129	$1,372,129	$-	$-
Open-End Funds	2,015,232	2,015,232	-	-
Short-Term Investment	207,256	207,256	-	-
Total	$3,594,617	$3,594,617	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Aspiration Funds
By: (Signature and Title)	/s/Andrei Cherny
Date: August 27, 2015	Andrei Cherny President and Principal Executive Officer Aspiration Flagship Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Andrei Cherny
Date: August 27, 2015	Andrei Cherny President and Principal Executive Officer Aspiration Flagship Fund

By: (Signature and Title)	/s/Ashley E. Harris
Date: August 31, 2015	Ashley E. Harris Treasurer and Principal Financial Officer Aspiration Flagship Fund